RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Office rental expense		$ 32,829	$ 21,815	$ 18,573
Purchase of property and equipment		1,637,305	912,355	283,998
Development costs		10,734	26,297	11,099
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		387	370	428
Purchase of property and equipment		830	371	351
Software license fee expense		312	312	312
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	1,810	895	1,157
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		546	643	483
Office rental expense		0	308	586
Purchase of property and equipment		2,852	597	1,479
Service fee expense	[2]	775	802	646
Other service fee income		632	510	345
Rooms and food and beverage income		115	49	161
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	199	171	136
Traveling expense	[1],[3]	3,641	2,962	2,976
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1]	1,399	1,809	1,711
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1],[3]	515	570	327
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	1,457	1,405	1,404
Service fee expense	[1]	203	222	216
Traveling expense	[1],[3]	14	113	33
Crown [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Consultancy fee capitalized in deferred financing costs		0	0	222
Melco [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Development costs		$ 0	$ 0	$ 3,000

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[3]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.